PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Included in inventory [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization related to property, plant and equipment	$ 3,025	$ 6,774	$ 3,712
Included in cost of goods sold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization related to property, plant and equipment	118,654	131,580	134,067
Included in amortization expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization related to property, plant and equipment	95,673	133,885	140,178
Included in research expense [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization related to property, plant and equipment	$ 525,916	$ 1,011,445	$ 624,460